CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Product	$ 310	$ 769	$ 2,367	$ 2,640	$ 3,192	$ 3,430
Maintenance	750	653	2,113	1,961	2,619	2,599
Total	1,060	1,422	4,480	4,601	5,811	6,029
Cost of revenues:
Product	65	249	371	921	1,059	1,165
Maintenance	227	198	674	699	938	814
Gross profit	768	975	3,435	2,981	3,814	4,050
Operating expenses:
General and administrative	617	512	1,610	1,888	2,546	2,433
Sales and marketing	343	385	1,076	1,158	1,528	1,705
Research and development	683	576	1,995	1,939	2,531	2,367
Depreciation and amortization	7	13	21	39	50	98
Total	1,650	1,486	4,702	5,024	6,655	6,603
Loss from operations	(882)	(511)	(1,267)	(2,043)	(2,841)	(2,553)
Interest expense, net	686	60	1,955	636	1,123	743
Change in fair value of additional financing obligation		(38)		(553)	(551)	1,335
Change in fair value of derivative liabilities	(6,955)	(506)	(4,268)	(4,183)	738	6,327
Financing expense						1,373
Loss on debt modification		1,100		1,100	1,100	750
Other income, net	(10)	(12)	(19)	(313)	(328)	(445)
Income (loss) before income taxes	5,397	(1,115)	1,065	1,270	(4,923)	(12,636)
Income tax expense	2	2	6	198	126
Net income (loss)	5,395	(1,117)	1,059	1,072	(5,049)	(12,636)
Preferred dividends	(99)	(99)	(301)	(296)	(396)	(403)
Net income (loss) available to common shareholders	$ 5,296	$ (1,216)	$ 758	$ 776	$ (5,445)	$ (13,039)
Basic income (loss) per common share:
Net income (loss)	$ 0.2	$ (0.05)	$ 0.04	$ 0.04	$ (0.22)	$ (0.65)
Preferred dividends	$ 0.00	$ 0.00	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)
Basic income (loss) per share available to common shareholders	$ 0.2	$ (0.05)	$ 0.03	$ 0.03	$ (0.24)	$ (0.67)
Basic weighted-average shares	26,328,062	23,753,994	25,816,120	22,916,554	23,175,405	19,416,569
Diluted income (loss) per common share:
Diluted income (loss) per share	$ 0.1	$ (0.05)	$ 0.02	$ 0.03
Diluted weighted-average shares	57,166,212	23,753,994	58,993,965	37,824,505